Condensed financial information of the parent company - Condensed balance sheets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,486,376,077	$ 505,477,016	¥ 2,065,495,008	¥ 1,537,557,823
Short-term investments	5,378,305,435	779,780,989	5,926,600,761
Total current assets	11,058,526,301	1,603,335,598	12,218,088,667
Non-current assets:
Investment in subsidiaries	133,058,138	19,000,000	85,581,620
Total non-current assets	1,687,909,086	244,723,814	1,873,036,506
TOTAL ASSETS	12,746,435,387	1,848,059,412	14,091,125,173
Current liabilities:
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB 308,973,067 and RMB 283,572,997 (US$ 41,114,220) as of December 31, 2021 and 2022, respectively)	295,674,975	42,868,841	376,867,814
Total current liabilities	584,929,946	84,806,870	493,517,245
Non-current liabilities			10,012,997
Convertible senior notes			681,400,553
Total non-current liabilities	118,793,233	17,223,399	1,074,068,647
Total liabilities	703,723,179	102,030,269	1,567,585,892
Commitments and contingencies
Shareholders' equity
Treasury shares	(486,954,953)	(70,601,832)	(346,320,584)	¥ (371,551,131)
Additional paid-in capital	4,036,197,237	585,193,592	4,017,374,973
Accumulated other comprehensive loss	(45,960,186)	(6,663,601)	(58,997,174)
Retained earnings	8,539,254,222	1,238,075,483	8,904,453,278
Total Qudian Inc. shareholders' equity	12,042,712,208	1,746,029,143	12,516,686,381
TOTAL LIABILITIES AND EQUITY	12,746,435,387	1,848,059,412	14,091,125,173
Class A Ordinary shares
Shareholders' equity
Common stock	132,052	19,146	132,052
Class B Ordinary shares
Shareholders' equity
Common stock	43,836	6,355	43,836
Parent Company
Current assets:
Cash and cash equivalents	559,373,169	81,101,486	558,271,954
Short-term investments	217,937,726	31,598,000	200,238,180
Short-term amounts due from related parties	868,168,614	125,872,617	1,595,236,014
Total current assets	1,645,479,509	238,572,103	2,353,746,148
Non-current assets:
Investment in subsidiaries	635,715,140	92,170,031	769,404,888
Contractual interests in VIEs and VIEs' subsidiaries	9,770,421,610	1,416,577,976	10,081,286,481
Total non-current assets	10,406,136,750	1,508,748,007	10,850,691,369
TOTAL ASSETS	12,051,616,259	1,747,320,110	13,204,437,517
Current liabilities:
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB 308,973,067 and RMB 283,572,997 (US$ 41,114,220) as of December 31, 2021 and 2022, respectively)	5,024,052	728,419	2,020,586
Short-term amounts due to related parties	3,879,999	562,548	4,329,997
Total current liabilities	8,904,051	1,290,967	6,350,583
Convertible senior notes			681,400,553
Total non-current liabilities			681,400,553
Total liabilities	8,904,051	1,290,967	687,751,136
Commitments and contingencies
Shareholders' equity
Treasury shares	(486,954,953)	(70,601,832)	(346,320,584)
Additional paid-in capital	4,036,197,237	585,193,592	4,017,374,973
Accumulated other comprehensive loss	(45,960,186)	(6,663,601)	(58,997,174)
Retained earnings	8,539,254,222	1,238,075,483	8,904,453,278
Total Qudian Inc. shareholders' equity	12,042,712,208	1,746,029,143	12,516,686,381
TOTAL LIABILITIES AND EQUITY	12,051,616,259	1,747,320,110	13,204,437,517
Parent Company | Class A Ordinary shares
Shareholders' equity
Common stock	132,052	19,146	132,052
Parent Company | Class B Ordinary shares
Shareholders' equity
Common stock	¥ 43,836	$ 6,355	¥ 43,836